Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,998,023.06
Total Fee Amount	10,357.23
Total Offset Amount	0.00
Net Fee	$ 10,357.23
Offering Table N/A
Offset Table N/A	N/A